Organization	12 Months Ended
Dec. 31, 2010
Organization [Abstract]
Organization

NOTE 1—ORGANIZATION

Kennedy-Wilson Holdings, Inc., a Delaware corporation, and its subsidiaries ("Kennedy-Wilson" or "KWH"), provide various commercial and residential real estate services including property management, asset management, brokerage and marketing in the U.S. and Japan primarily to institutional investors, financial institutions, pension funds, and developers. Kennedy-Wilson, principally through joint venture investments, also acquires, renovates and resells commercial and residential real estate, and invests in discounted loan portfolios.

On November 13, 2009, the stockholders of Prospect Acquisition Company ("Prospect") approved a merger with Kennedy-Wilson, Inc. ("KWI"), whereby KWI became a wholly-owned subsidiary of Prospect, which was renamed Kennedy-Wilson Holdings, Inc. (the "Merger"). The directors and officers of KWI immediately before the Merger became the directors and officers of Kennedy-Wilson, except that one of the KWI directors immediately before the Merger resigned and was replaced by a director from Prospect (see note 3).

Kennedy-Wilson has evaluated all subsequent events through the date that the financial statements are available for issuance.